Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 17. SUBSEQUENT EVENTS

Amendments to the Working Capital Credit Facility

On August 2, 2024, Subrogation Holdings entered into a letter agreement to amend the Second Amended and Restated Credit Agreement (the “HPH Letter Agreement”) with HPH, which: (i) extended the period to draw up to $23.3 million (with a 40% original issue discount) for working capital, accessible in eight tranches of $1.75 million, that can be drawn at least one month apart, until September 2025; and (ii) provides for a $3.3 million loan (with a 40% original issue discount) to be funded by August 31, 2024 for the purpose of acquiring additional Claims (the “New Claims”) that will further collateralize the Working Capital Credit Facility (collectively, (i) and (ii) the “Operational Collection Floor”). Pursuant to the HPH Letter Agreement, Term Loan A and Term Loan B of the Working Capital Credit Facility are subordinated to the Operational Collection Floor and collateralized by the New Claims. Once (x) the principal amount of the Operational Collection Floor has been repaid in full (including any original issue discount), or (y) the drawn amounts under the Operation Collection Floor as of December 31, 2024 are repaid in full (on a drawn and funded basis) on a dollar per dollar basis by such date, HPH shall fully release the Mortgage and the Personal Guarantee.

On August 2, 2024, the Company received funding of $3.5 million under the Operational Collection Floor for July and August 2024, leaving another $10.5 million of capacity under the Operational Collection Floor.

Comprehensive Settlement with Affiliated Property and Casualty Insurers

On July 16, 2024, the Company reached a comprehensive settlement with five affiliated property and casualty insurers (the “July 2024 Settlors”). The terms of the confidential settlement agreement include:

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The July 2024 Settlors’ agreement to provide ten years of historical data (identifying all Claims processed from January 1, 2014, through the effective date) and data sharing of future Claims, extending out for one year, assisting the Company in reconciling its current and future assigned Medicare Claims to be able to collect on owned Claims that are owed as a result of failure to pay or reimburse;
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The July 2024 Settlors’ implementation of the Company’s MSP Recovery Clearinghouse solution;

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A 10-year agreement to resolve cooperatively, or through binding mediation, relevant Medicare claims (liens) that the Company acquires in the future and non-Medicare claims that it owns today; and
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The July 2024 Settlors’ agreement that they may be primary payers for any unreimbursed Medicare lien that the Company identifies from data sharing, and the property and casualty insurer’s agreement to assign all rights to collect against other third parties that either failed to pay liens or collected twice from Medicare funds and the Second Additional P&C Insurers.
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A confidential cash payment from the July 2024 Settlors to settle existing historical Claims.

Note 19. SUBSEQUENT EVENTS

Settlement with 28 Affiliated Property and Casualty Insurers

On February 19, 2024, the Company reached a comprehensive settlement with 28 affiliated property and casualty insurers (the “P&C Insurers”). The terms of the confidential settlement agreement include:

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The P&C Insurers’ agreement to provide ten years of historical data (identifying all claims processed from January 1, 2014, through the present) and data sharing of future claims, extending out for one year, assisting LifeWallet in reconciling its current and future assigned Medicare claims;
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The P&C Insurers’ Implementation of LifeWallet’s coordination of benefits clearinghouse solution;
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A 5-year agreement to resolve cooperatively, or through binding mediation, relevant Medicare claims (liens) that LifeWallet owns today and in the future;
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The P&C Insurers’ agreement that they are primary payers for any unreimbursed Medicare lien that LifeWallet identifies from data sharing, and the P&C Insurers’ agreement to assign all rights to collect against other third parties that either failed to pay liens or collected twice from Medicare funds and the P&C Insurers; and
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A cash payment from the P&C Insurers to LifeWallet to settle existing historical claims (amount subject to confidentiality).

Yorkville Letter Agreements; Third Convertible Note

On April 8, 2024, the Company and Yorkville reached an agreement to: (i) reduce the Floor Price under the Yorkville SEPA from $1.28 to $1.00; (ii) waive the first monthly payment due to the Floor Price Trigger, thereby curing the Floor Price Trigger; and (iii) extend the maturity date of the Convertible Notes to September 30, 2025. In addition, the parties agreed that the third Convertible Note for $5.0 million would be issued on April 8, 2024, with terms substantially the same as the previous Convertible Notes. On April 12, 2024, Yorkville further agreed that, to the extent that it holds Class A Common Stock in such quantities that would prevent the Company from utilizing the SEPA solely due to the Ownership Limitation, Yorkville commits to fund an additional advance in the principal amount of $13,000,000 on the same terms and conditions as the previous advances pursuant to the Yorkville SEPA. Refer to Note 1, Description of the Business, for additional information.